December 2015
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Erika Forshtay
Account Administrator
312-332-7530
erika.forshtay@usbank.com
www.usbank.com/abs
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Sponsor:
Cantor Commercial Real Estate Lending, L.P.
Sponsor:
Citigroup Global Markets Realty Corp.
Sponsor:
Goldman Sachs Mortgage Company
Sponsor:
MC-Five Mile Commercial Mortgage Finance LLC
Sponsor:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Well Fargo Bank, National Association
Special Servicer:
Midland Loan Services, A Division of PNC National Bank
National Association
Operating Advisor:
Pentalpha Surveillance LLC
Payment Date:
Dec 11, 2015
Prior Payment:
Nov 13, 2015
Next Payment:
Jan 12, 2016
Record Date:
Nov 30, 2015
Determination Date:
Dec 7, 2015
First Payment Date:
Nov 13, 2015
Closing Date:
Oct 23, 2015
Rated Final Distribution Date:
Oct 13, 2048
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Payment Detail

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Loan Detail

Historical Loan Modification Report

Bond Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

REO Additional Detail

REO Status Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Delinquent Loan Detail

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
*Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.53900%
30,283,000.00
29,991,777.29
325,260.51
38,464.45
363,724.96
0.00
29,666,516.78
A-2
2.07500%
28,822,000.00
28,822,000.00
0.00
49,838.04
49,838.04
0.00
28,822,000.00
A-3
3.24400%
185,000,000.00
185,000,000.00
0.00
500,116.67
500,116.67
0.00
185,000,000.00
A-4
3.50600%
284,382,000.00
284,382,000.00
0.00
830,869.41
830,869.41
0.00
284,382,000.00
A-AB
3.27800%
65,382,000.00
65,382,000.00
0.00
178,601.83
178,601.83
0.00
65,382,000.00
X-A
1.38144%
634,167,000.00
633,875,777.29
0.00
729,719.63
729,719.63
0.00
633,550,516.78
X-B
0.18907%
48,782,000.00
48,782,000.00
0.00
7,686.10
7,686.10
0.00
48,782,000.00
A-S
3.91100%
40,298,000.00
40,298,000.00
0.00
131,337.90
131,337.90
0.00
40,298,000.00
100.00%
B
4.46600%
48,782,000.00
48,782,000.00
0.00
181,550.34
181,550.34
0.00
48,782,000.00
100.00%
PEZ
N/A
131,499,000.00
131,499,000.00
0.00
0.00
0.00
0.00
131,499,000.00
C
4.65507%
42,419,000.00
42,419,000.00
0.00
164,552.92
164,552.92
0.00
42,419,000.00
100.00%
D
2.97900%
51,964,000.00
51,964,000.00
0.00
129,000.63
129,000.63
0.00
51,964,000.00
X-D
1.67607%
51,964,000.00
51,964,000.00
0.00
72,579.51
72,579.51
0.00
51,964,000.00
E
4.65507%
23,331,000.00
23,331,000.00
0.00
90,506.24
90,506.24
0.00
23,331,000.00
F
4.65507%
8,483,000.00
8,483,000.00
0.00
32,907.48
32,907.48
0.00
8,483,000.00
G
4.65507%
39,238,739.00
39,238,739.00
0.00
152,215.97
152,215.97
0.00
39,238,739.00
S
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
848,384,739.00
848,093,516.29
325,260.51
3,289,947.14
3,615,207.65
0.00
847,768,255.78
*Note: Class S is a sole beneficiary of Excess Interest
December 2015
PAYMENT DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S
3.911000%
40,298,000.00
40,298,000.00
0.00
0.00
0.00
0.00
40,298,000.00
0.00%
B
4.466000%
48,782,000.00
48,782,000.00
0.00
0.00
0.00
0.00
48,782,000.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.655072%
42,419,000.00
42,419,000.00
0.00
0.00
0.00
0.00
42,419,000.00
0.00%
Totals:
131,499,000.00
131,499,000.00
0.00
0.00
0.00
0.00
131,499,000.00
December 2015
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Beginning
Principal
Interest
Total
Realized
Ending
Class
CUSIP
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
36250VAA0
990.38329393
10.74069643
1.27016657
12.01086300
0.00000000
979.64259750
A-2
36250VAB8
1000.00000000
0.00000000
1.72916667
1.72916667
0.00000000
1000.00000000
A-3
36250VAC6
1000.00000000
0.00000000
2.70333333
2.70333333
0.00000000
1000.00000000
A-4
36250VAD4
1000.00000000
0.00000000
2.92166667
2.92166667
0.00000000
1000.00000000
A-AB
36250VAE2
1000.00000000
0.00000000
2.73166667
2.73166667
0.00000000
1000.00000000
X-A
36250VAF9
999.54077915
0.00000000
1.15067424
1.15067424
0.00000000
999.02788505
X-B
36250VAG7
1000.00000000
0.00000000
0.15756018
0.15756018
0.00000000
1000.00000000
A-S
36250VAH5
1000.00000000
0.00000000
3.25916667
3.25916667
0.00000000
1000.00000000
B
36250VAJ1
1000.00000000
0.00000000
3.72166667
3.72166667
0.00000000
1000.00000000
PEZ
36250VAK8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C
36250VAL6
1000.00000000
0.00000000
3.87922685
3.87922685
0.00000000
1000.00000000
D
36250VAM4
1000.00000000
0.00000000
2.48250000
2.48250000
0.00000000
1000.00000000
X-D
36250VAN2
1000.00000000
0.00000000
1.39672685
1.39672685
0.00000000
1000.00000000
E
36250VAP7
1000.00000000
0.00000000
3.87922685
3.87922685
0.00000000
1000.00000000
F
36250VAR3
1000.00000000
0.00000000
3.87922685
3.87922685
0.00000000
1000.00000000
G
36250VAT9
1000.00000000
0.00000000
3.87922685
3.87922685
0.00000000
1000.00000000
S
36250VAV4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
R
36250VAX0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
December 2015
FACTOR DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1
29,991,777.29
325,260.51
0.00
0.00
0.00
29,666,516.78
0.00
A-2
28,822,000.00
0.00
0.00
0.00
0.00
28,822,000.00
0.00
A-3
185,000,000.00
0.00
0.00
0.00
0.00
185,000,000.00
0.00
A-4
284,382,000.00
0.00
0.00
0.00
0.00
284,382,000.00
0.00
A-AB
65,382,000.00
0.00
0.00
0.00
0.00
65,382,000.00
0.00
A-S
40,298,000.00
0.00
0.00
0.00
0.00
40,298,000.00
0.00
B
48,782,000.00
0.00
0.00
0.00
0.00
48,782,000.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
42,419,000.00
0.00
0.00
0.00
0.00
42,419,000.00
0.00
D
51,964,000.00
0.00
0.00
0.00
0.00
51,964,000.00
0.00
E
23,331,000.00
0.00
0.00
0.00
0.00
23,331,000.00
0.00
F
8,483,000.00
0.00
0.00
0.00
0.00
8,483,000.00
0.00
G
39,238,739.00
0.00
0.00
0.00
0.00
39,238,739.00
0.00
Totals:
848,093,516.29
325,260.51
0.00
0.00
0.00
847,768,255.78
0.00
December 2015
PRINCIPAL DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1
38,464.45
0.00
0.00
0.00
0.00
38,464.45
0.00
A-2
49,838.04
0.00
0.00
0.00
0.00
49,838.04
0.00
A-3
500,116.67
0.00
0.00
0.00
0.00
500,116.67
0.00
A-4
830,869.41
0.00
0.00
0.00
0.00
830,869.41
0.00
A-AB
178,601.83
0.00
0.00
0.00
0.00
178,601.83
0.00
X-A
729,719.63
0.00
0.00
0.00
0.00
729,719.63
0.00
X-B
7,686.10
0.00
0.00
0.00
0.00
7,686.10
0.00
A-S
131,337.90
0.00
0.00
0.00
0.00
131,337.90
0.00
B
181,550.34
0.00
0.00
0.00
0.00
181,550.34
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
164,552.92
0.00
0.00
0.00
0.00
164,552.92
0.00
D
129,000.63
0.00
0.00
0.00
0.00
129,000.63
0.00
X-D
72,579.51
0.00
0.00
0.00
0.00
72,579.51
0.00
E
90,506.24
0.00
0.00
0.00
0.00
90,506.24
0.00
F
32,907.48
0.00
0.00
0.00
0.00
32,907.48
0.00
G
152,215.97
0.00
0.00
0.00
0.00
152,215.97
0.00
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
3,289,947.14
0.00
0.00
0.00
0.00
3,289,947.14
0.00
December 2015
INTEREST DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Interest
Fees
Scheduled Interest
3,304,752.45
Master Servicing Fee
10,635.52
Retained Fees
(11,907.66)
Trustee/Certificate Administrator Fees
2,897.65
Interest Adjustments
0.00
CREFC Intellectual Property Royalty License Fee
353.37
Deferred Interest
0.00
Operating Advisor Fee
918.77
Net Prepayment Shortfall
0.00
Special Servicing Fee
0.00
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Liquidation Fee
0.00
Interest Collections
3,292,844.79
Special Serv Fee plus Adj.
0.00
Miscellaneous Fee
0.00
Principal
Scheduled Principal
325,260.51
Fee Distributions
14,805.31
Unscheduled Principal
0.00
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
325,260.51
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other
Additional Trust Fund Expenses
0.00
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
3,289,947.14
Principal Distribution
325,260.51
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
3,615,207.65
Total Collections
3,618,105.30
Total Distribution
3,618,105.30
Funds Collection
Funds Distribution
December 2015
RECONCILIATION OF FUNDS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Mortgage Loan Stated Principal Balance
P&I Advances:
Beginning Principal Balance
848,093,516.40
Total
Ending Principal Balance
847,768,255.89
P & I Advances
Not Provided
% of Cut-Off Date Principal Balance
99.93%
Miscellaneous Advances
Not Provided
Outstanding P & I Advances
0.00
Ending Loan Count
57
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
0
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
4.6760208%
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
Controlling Class:
G
0.00
0.00
0.00
Controlling Class Representative:
KKR Real Estate Finance Holdings L.P.
Specially Serviced Loans that are not Delinquent
Count
Balance
0
0.00
Aggregate Realized Loss in Related Collection Period
0.00
Agg Add'l Trust Expenses in Related Collection Period
0.00
December 2015
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Stated Principal
Amount Of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
Mortgage Loan Repurchased, Substituted For Or Otherwise
Liquidated Or Disposed During Related Collection Period
Mortgage Loans As to Which Related Mortgator
Is Subject Or Is Expected To Bankruptcy Proceedings
December 2015
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

December 2015
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

December 2015
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
Recoveries /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

December 2015
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
30 Days Delinq
60 Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Dec 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Nov 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

Stated Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
Mortgage Property That Became REO Property During Related Prepayment Period
December 2015
REO ADDITIONAL DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

December 2015
REO STATUS REPORT
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

December 2015
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

December 2015
INTEREST ADJUSTMENT RECONCILIATION
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

December 2015
APPRAISAL REDUCTION REPORT
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

December 2015
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Office
IL
08/06/25
N
100,000,000.00
374,583.33
0.00
12/06/15
0.00
0
374,583.33
0.00
4.495
0.00
2
Mixed Use
NY
10/06/25
N
84,500,000.00
320,395.83
0.00
12/06/15
0.00
0
320,395.83
0.00
4.550
0.00
3
Lodging
XX
09/06/25
N
72,245,323.37
387,137.92
0.00
12/06/15
0.00
0
298,588.20
0.00
4.954
0.00
4
Mixed Use
TX
10/06/25
N
54,100,000.00
213,875.33
0.00
12/06/15
0.00
0
213,875.33
0.00
4.744
0.00
5
Office
NY
10/06/25
N
30,000,000.00
107,500.00
0.00
12/06/15
0.00
0
107,500.00
0.00
4.300
0.00
6
Retail
TX
09/06/25
N
29,750,000.00
111,562.50
0.00
12/06/15
0.00
0
111,562.50
0.00
4.500
0.00
7
Retail
XX
08/06/25
N
27,448,750.00
102,932.81
0.00
12/06/15
0.00
0
102,932.81
0.00
4.500
0.00
8
Multifamily
PA
09/06/25
N
24,000,000.00
91,000.00
0.00
12/06/15
0.00
0
91,000.00
0.00
4.550
0.00
9
Retail
OH
09/06/25
N
23,413,270.00
121,929.33
0.00
12/06/15
0.00
0
91,888.01
0.00
4.704
0.00
10
Various
NY
09/06/25
N
23,300,000.00
94,559.17
0.00
12/06/15
0.00
0
94,559.17
0.00
4.870
0.00
11
Industrial
PA
10/06/25
N
19,290,000.00
75,263.15
0.00
12/06/15
0.00
0
75,263.15
0.00
4.682
0.00
12
Lodging
FL
10/06/25
N
18,457,150.33
98,184.44
0.00
12/06/15
0.00
0
75,459.49
0.00
4.900
0.00
13
Multifamily
TX
08/06/25
N
17,050,000.00
66,637.08
0.00
12/06/15
0.00
0
66,637.08
0.00
4.690
0.00
14
Retail
FL
09/06/25
N
16,000,000.00
66,720.00
0.00
12/06/15
0.00
0
66,720.00
0.00
5.004
0.00
15
Office
OH
09/06/25
N
14,940,000.00
56,012.55
0.00
12/06/15
0.00
0
56,012.55
0.00
4.499
0.00
16
Retail
MD
09/06/25
N
14,625,000.00
56,062.50
0.00
12/06/15
0.00
0
56,062.50
0.00
4.600
0.00
17
Lodging
TX
10/06/20
N
13,468,211.17
70,993.12
0.00
12/06/15
0.00
0
54,164.91
0.00
4.820
0.00
18
Retail
MO
10/06/25
N
12,551,780.80
75,836.44
0.00
12/06/15
0.00
0
50,831.18
0.00
4.850
0.00
19
Multifamily
MI
09/06/25
N
12,420,000.00
51,025.50
0.00
12/06/15
0.00
0
51,025.50
0.00
4.930
0.00
20
Retail
FL
09/06/25
N
12,350,000.00
47,027.77
0.00
12/06/15
0.00
0
47,027.77
0.00
4.570
0.00
21
Mobile Home
PA
09/06/25
N
12,259,764.65
63,992.30
0.00
12/06/15
0.00
0
48,319.19
0.00
4.724
0.00
22
Mobile Home
PA
09/06/25
N
12,055,518.25
62,926.20
0.00
12/06/15
0.00
0
47,514.20
0.00
4.724
0.00
23
Retail
OH
12/28/27
N
11,500,000.00
51,021.67
0.00
12/06/15
0.00
0
51,021.67
0.00
5.324
0.00
24
Retail
MI
09/06/25
N
11,150,000.00
41,440.83
0.00
12/06/15
0.00
0
41,440.83
0.00
4.460
0.00
25
Office
OH
09/06/25
N
11,050,000.00
41,428.29
0.00
12/06/15
0.00
0
41,428.29
0.00
4.499
0.00
26
Lodging
GA
09/06/25
N
10,661,214.50
56,106.86
0.00
12/06/15
0.00
0
42,654.19
0.00
4.795
0.00
27
Multifamily
FL
10/06/25
N
10,600,000.00
41,847.92
0.00
12/06/15
0.00
0
41,847.92
0.00
4.738
0.00
28
Multifamily
AZ
10/06/25
N
10,425,000.00
41,973.66
0.00
12/06/15
0.00
0
41,973.66
0.00
4.832
0.00
29
Multifamily
GA
09/06/25
N
8,318,125.00
32,648.64
0.00
12/06/15
0.00
0
32,648.64
0.00
4.710
0.00
30
Multifamily
MI
09/06/25
N
7,800,000.00
30,550.00
0.00
12/06/15
0.00
0
30,550.00
0.00
4.700
0.00
31
Office
NY
10/06/25
N
7,500,000.00
29,062.50
0.00
12/06/15
0.00
0
29,062.50
0.00
4.650
0.00
32
Mobile Home
PA
09/06/25
N
6,625,553.41
34,583.41
0.00
12/06/15
0.00
0
26,113.18
0.00
4.724
0.00
33
Retail
NM
09/06/25
N
6,526,234.06
34,326.00
0.00
12/06/15
0.00
0
26,083.45
0.00
4.790
0.00
34
Office
CA
09/06/25
N
6,500,000.00
25,501.67
0.00
12/06/15
0.00
0
25,501.67
0.00
4.708
0.00
35
Multifamily
TX
09/06/25
N
6,230,000.00
22,799.20
0.00
12/06/15
0.00
0
22,799.20
0.00
4.392
0.00
36
Multifamily
OH
09/06/25
N
6,077,345.45
31,532.50
0.00
12/06/15
0.00
0
23,689.13
0.00
4.672
0.00
37
Office
AZ
09/06/25
N
6,000,000.00
24,715.00
0.00
12/06/15
0.00
0
24,715.00
0.00
4.943
0.00
38
Retail
AZ
09/06/25
N
5,827,187.15
29,365.40
0.00
12/06/15
0.00
0
21,494.89
0.00
4.421
0.00
39
Office
TX
08/06/25
N
5,771,318.70
29,733.37
0.00
12/06/15
0.00
0
22,152.45
0.00
4.600
0.00
40
Retail
TX
08/06/25
N
5,770,382.26
29,181.34
0.00
12/06/15
0.00
0
21,379.28
0.00
4.440
0.00
41
Multifamily
GA
09/06/25
N
5,700,000.00
23,548.12
0.00
12/06/15
0.00
0
23,548.12
0.00
4.958
0.00

December 2015
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
42
Retail
CA
09/06/25
N
5,200,000.00
20,583.33
0.00
12/06/15
0.00
0
20,583.33
0.00
4.750
0.00
43
Retail
TX
10/06/25
N
5,087,439.17
26,144.86
0.00
12/06/15
0.00
0
19,527.22
0.00
4.600
0.00
44
Self Storage
AZ
10/06/20
N
4,788,790.04
25,358.31
0.00
12/06/15
0.00
0
19,418.66
0.00
4.860
0.00
45
Multifamily
MI
09/06/25
N
3,748,406.38
21,259.40
0.00
12/06/15
0.00
0
14,541.72
0.00
4.647
0.00
46
Retail
MI
09/06/25
N
596,880.01
3,385.25
0.00
12/06/15
0.00
0
2,315.56
0.00
4.647
0.00
47
Retail
GA
09/06/25
N
3,979,156.20
22,537.48
0.00
12/06/15
0.00
0
15,392.11
0.00
4.634
0.00
48
Office
CA
09/06/25
N
3,935,758.08
20,776.84
0.00
12/06/15
0.00
0
15,835.05
0.00
4.822
0.00
49
Self Storage
PA
10/06/25
N
3,900,000.00
15,697.50
0.00
12/06/15
0.00
0
15,697.50
0.00
4.830
0.00
50
Self Storage
AZ
08/06/25
N
3,700,000.00
13,859.58
0.00
12/06/15
0.00
0
13,859.58
0.00
4.495
0.00
51
Office
TX
10/06/25
N
3,691,729.49
20,023.26
0.00
12/06/15
0.00
0
15,619.24
0.00
5.071
0.00
52
Retail
MO
09/06/25
N
3,009,762.06
17,420.49
0.00
12/06/15
0.00
0
12,185.61
0.00
4.850
0.00
53
Retail
TX
07/06/25
N
2,650,000.00
11,130.00
0.00
12/06/15
0.00
0
11,130.00
0.00
5.040
0.00
54
Self Storage
AZ
09/06/25
N
2,586,486.31
14,673.90
0.00
12/06/15
0.00
0
10,040.59
0.00
4.650
0.00
55
Mixed Use
IL
10/06/25
N
2,444,219.05
12,869.11
0.00
12/06/15
0.00
0
9,809.51
0.00
4.810
0.00
56
Mobile Home
IN
09/06/25
N
2,400,000.00
9,600.00
0.00
12/06/15
0.00
0
9,600.00
0.00
4.800
0.00
57
Mobile Home
IN
09/06/25
N
1,792,500.00
7,170.00
0.00
12/06/15
0.00
0
7,170.00
0.00
4.800
0.00
847,768,255.89
3,630,012.96
0.00
0.00
57
Totals:
Count:
3,304,752.45
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

December 2015
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

December 2015
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Count
Balance ($)
%
0M to 4.9M
14
$43,223,687.62
5.10%
5M to 9.9M
15
$94,933,585.20
11.20%
10M to 14.9M
14
$170,056,489.37
20.06%
15M to 19.9M
4
$70,797,150.33
8.35%
20M to 24.9M
3
$70,713,270.00
8.34%
25M to 29.9M
2
$57,198,750.00
6.75%
30M to 34.9M
1
$30,000,000.00
3.54%
50M to 54.9M
1
$54,100,000.00
6.38%
70M to 74.9M
1
$72,245,323.37
8.52%
80M to 84.9M
1
$84,500,000.00
9.97%
100M to 104.9M
1
$100,000,000.00
11.80%
Total
57
$847,768,255.89
100.00%
Remaining Principal Balance
0
4
8
12
16
20
24
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
30
M
t
o
34.9M
50
M
t
o
54.9M
70
M
t
o
74.9M
80
M
t
o
84.9M
10
0M
to
10
4.9M
Count
Balance ($)
%
4.250% - 4.490%
9
$188,667,569.41
22.25%
4.500% - 4.740%
25
$406,033,013.53
47.89%
4.750% - 4.990%
19
$219,225,943.46
25.86%
5.000% - 5.240%
3
$22,341,729.49
2.64%
5.250% - 5.490%
1
$11,500,000.00
1.36%
Total
57
$847,768,255.89
100.00%
Gross Rate
Total Weighted Average Rate: 4.68%
0
10
20
30
40
50
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%

December 2015
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Count
Balance ($)
%
NEW YORK
4
$145,300,000.00
17.14%
TEXAS
10
$143,569,080.79
16.93%
ILLINOIS
2
$102,444,219.05
12.08%
VARIOUS
2
$99,694,073.37
11.76%
PENNSYLVANIA
6
$78,130,836.31
9.22%
OHIO
5
$66,980,615.45
7.90%
FLORIDA
4
$57,407,150.33
6.77%
MICHIGAN
5
$35,715,286.39
4.21%
ARIZONA
6
$33,327,463.50
3.93%
GEORGIA
4
$28,658,495.70
3.38%
CALIFORNIA
3
$15,635,758.08
1.84%
MISSOURI
2
$15,561,542.86
1.84%
MARYLAND
1
$14,625,000.00
1.73%
NEW MEXICO
1
$6,526,234.06
0.77%
INDIANA
2
$4,192,500.00
0.49%
Total
57
$847,768,255.89
100.00%
Geographic Distribution by State
0
2
4
6
8
10
12
14
16
18
NEW YORK
TEXAS
IL
LIN
O
IS
VARIO
US
PENNSYLVANIA
OH
IO
FLORIDAMIC
HIGAN
ARIZONA GE
O
RGIA
CALIFORNIA
M
ISS
O
URI
M
ARY
LA
ND
NEW MEXIC
O
INDIANA
Count
Balance ($)
%
Industrial
1
$19,290,000.00
2.28%
Lodging
4
$114,831,899.37
13.55%
Mixed Use
3
$141,044,219.05
16.64%
Mobile Home Park
5
$35,133,336.31
4.14%
Multifamily
11
$112,368,876.83
13.25%
Office
10
$189,388,806.27
22.34%
Retail
18
$197,435,841.71
23.29%
Self Storage
4
$14,975,276.35
1.77%
Various
1
$23,300,000.00
2.75%
Total
57
$847,768,255.89
100.00%
Property Type
2.3
Industrial
13.5
Lodging
16.6
Mixed Use
4.1
Mobile Home Park
13.3
Multifamily
22.3
Office
23.3
Retail
1.8
Self Storage
2.7
Various
Industrial
2.3%
Lodging
13.5%
Mixed Use
16.6%
Mobile Home Park
4.1%
Multifamily
13.3%
Office
22.3%
Retail
23.3%
Self Storage
1.8%
Various
2.7%
Total:
100.0%

December 2015
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Count
Balance ($)
%
0 - 2
16
$292,304,320.05
34.48%
3 - 5
41
$555,463,935.84
65.52%
Total
57
$847,768,255.89
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 3
0
10
20
30
40
50
60
70
0 - 2
3 - 5
Count
Balance ($)
%
57 - 59
3
$29,757,001.21
3.51%
114 - 116
7
$162,390,450.96
19.16%
117 - 119
47
$655,620,803.72
77.33%
Total
57
$847,768,255.89
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 115
0
10
20
30
40
50
60
70
80
57 - 59
114 - 116
117 - 119

December 2015
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Count
Balance ($)
%
Not Avail.
57
$847,768,255.89
100.00%
Total
57
$847,768,255.89
100.00%
DSCR
Total Weighted Average DSCR: 0.00
0
20
40
60
80
100
No
t Ava
il.
28.97%
Amortizing Balloon
8.50%
IO Maturity
Balloon
62.53%
IO/Amortizing/Balloon
Amortizing Balloon
28.97%
IO Maturity Balloon
8.50%
IO/Amortizing/Balloon
62.53%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
24
$245,578,880.89
28.97%
IO Maturity Balloon
3
$72,100,000.00
8.50%
IO/Amortizing/Balloon
30
$530,089,375.00
62.53%
Total
57
$847,768,255.89
100.00%
Amortization Type

December 2015
DELINQUENT LOAN DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Paid Thru
Date
Outstanding
P&I
Advances***
Outstanding
Servicing
Advances
Loan
Status
Code*
Special
Servicer
Transfer Date
Foreclosure
Date
Bankruptcy
Date
Reo
Date
Loan ID
Current
P&I
Advances**
Totals:
Count:
* Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period P&I Advances and may include Servicer Advances.

Document Outline

  Table of Contents
    Payment Detail
    Payment Detail (Exchange Certificates)
    Factor Detail
    Principal Detail
    Interest Detail
    Reconciliation of Funds
    Additional Loan Detail
    Historical Loan Modification Report
    Bond Collateral Realized Loss Reconciliation
    Historical Delinquency & Liquidation (Stated)
    REO Additional Detail
    REO Status Report
    Historical Liquidation Loss Loan Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Delinquent Loan Detail